Exhibit 99.1

Volkswagen Auto Lease Trust 2014-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 05-31-2014	PAGE 1

A.	DATES				Begin	End	# days
1	Determination Date					6/18/2014
2	Payment Date					6/20/2014
3	Collection Period				4/27/2014	5/31/2014	35
4	Monthly Interest Period- Actual				5/20/2014	6/19/2014	31
5	Monthly Interest- Scheduled						30

B.	SUMMARY
		Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	263,000,000.00	107,863,794.59	—	45,210,056.51	62,653,738.08	0.2382271
7	Class A-2-A Fixed Notes	325,000,000.00	325,000,000.00	—	—	325,000,000.00	1.0000000
8	Class A-2-B Floating Notes	381,000,000.00	381,000,000.00	—	—	381,000,000.00	1.0000000
9	Class A-3 Notes	426,000,000.00	426,000,000.00	—	—	426,000,000.00	1.0000000
10	Class A-4 Notes	104,000,000.00	104,000,000.00	—	—	104,000,000.00	1.0000000

10	Equals: Total Securities	$1,499,000,000.00	$1,343,863,794.59	$—	$45,210,056.51	$1,298,653,738.08

11	Overcollateralization	269,948,825.63	296,298,928.29			296,298,928.29

12	Total Securitization Value	$1,768,948,825.63	$1,640,162,722.88			$1,594,952,666.37

13	NPV Lease Payments Receivable	765,853,915.91	646,468,342.92			610,622,340.96
14	NPV Base Residual	1,003,094,909.72	993,694,379.96			984,330,325.41

			Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes		0.20000%	18,576.54	0.0706332	45,228,633.05	171.9719888
16	Class A-2-A Fixed Notes		0.52000%	140,833.33	0.4333333	140,833.33	0.4333333
17	Class A-2-B Floating Notes		0.35925%	117,863.94	0.3093542	117,863.94	0.3093542
18	Class A-3 Notes		0.80000%	284,000.00	0.6666667	284,000.00	0.6666667
19	Class A-4 Notes		0.99000%	85,800.00	0.8250000	85,800.00	0.8250000

	Equals: Total Securities			647,073.81		45,857,130.32

C.	COLLECTIONS AND AVAILABLE FUNDS
19	Lease Payments Received						33,492,822.99
20	Pull Ahead Waived Payments						115,423.15
21	Sales Proceeds - Early Terminations						22,036,532.23
22	Sales Proceeds - Scheduled Terminations						1,624,242.69
23	Security Deposits for Terminated Accounts						7,125.00
24	Excess Wear and Tear Received						9,856.16
25	Excess Mileage Charges Received						28,794.65
26	Other Recoveries Received						558.01

27	Subtotal: Total Collections						57,315,354.88

28	Repurchase Payments						—
29	Postmaturity Term Extension						—
30	Investment Earnings on Collection Account						1,651.11

31	Total Available Funds, prior to Servicer Advances						57,317,005.99

32	Servicer Advance						—

33	Total Available Funds						57,317,005.99

34	Reserve Account Draw						—

35	Available for Distribution						57,317,005.99

Volkswagen Auto Lease Trust 2014-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 05-31-2014	PAGE 2

D.	DISTRIBUTIONS
36	Payment Date Advance Reimbursement (Item 80)		—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods		—
39	Servicing Fee Due in Current Period		1,366,802.27
40	Servicing Fee Shortfall		—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods		—
43	Administration Fee Due in Current Period		5,000.00
44	Administration Fee Shortfall		—
45	Interest Paid to Noteholders		647,073.81
46	First Priority Principal Distribution Amount		—
47	Amount Paid to Reserve Account to Reach Specified Balance		—
48	Subtotal: Remaining Available Funds	55,298,129.91
49	Regular Principal Distribution Amount	45,210,056.51
50	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)		45,210,056.51
51	Other Amounts paid to Trustees		—

52	Remaining Available Funds		10,088,073.40

E.	CALCULATIONS
53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. of Collection Period)		1,343,863,794.59
55	Less: Aggregate Securitization Value (End of Collection Period)		(1,594,952,666.37)

56	First Priority Principal Distribution Amount (not less than zero)		—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. of Collection Period)		1,343,863,794.59
59	Less: First Priority Principal Distribution Amount		—
60	Less: Targeted Note Balance		(1,298,653,738.08)

61	Regular Principal Distribution Amount (not less than zero)		45,210,056.51

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)		1,594,952,666.37
64	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(296,298,928.29)

65	Targeted Note Balance		1,298,653,738.08

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)		57,317,005.99
68	Less: Payment Date Advance Reimbursement (Item 80)		—
69	Less: Servicing Fees Paid (Items 38, 39 and 40)		1,366,802.27
70	Less: Administration Fees Paid (Item 42, 43 and 44)		5,000.00
71	Less: Interest Paid to Noteholders (Item 45)		647,073.81
72	Less: 1st Priority Principal Distribution (Item 56)		—

73	Equals: Remaining Available Funds before Servicer Advance (If<0, Available Funds Shortfall)		55,298,129.91
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73>0)		N/A

75	Servicer Advance (If Item 73>0, lesser of Item 74 and absolute value of Item 73, else 0)		—

76	Total Available Funds after Servicer (Item 73 plus Item 74)		55,298,129.91

77	Reserve Account Draw Amount (If Item 76 is <0, Lesser of the Reserve Account Balance and Item 76)		—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance		—
80	Payment Date Advance Reimbursement		—
81	Additional Payment Advances for current period		—

82	Ending Balance of Payment Advance		—

Volkswagen Auto Lease Trust 2014-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 05-31-2014	PAGE 3

F.	RESERVE ACCOUNT
83	Reserve Account Balances:
84	Targeted Reserve Account Balance		8,844,744.13
85	Initial Reserve Account Balance		8,844,744.13
86	Beginning Reserve Account Balance		8,844,744.13
87	Plus: Net Investment Income for the Collection Period		225.37

88	Subtotal: Reserve Fund Available for Distribution		8,844,969.50
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
90	Less: Reserve Account Draw Amount (Item 77)		—

91	Subtotal: Reserve Account Balance		8,844,969.50
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		225.37

93	Equals: Ending Reserve Account Balance		8,844,744.13

94	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

95	Current Period Net Residual Losses:	Units	Amounts
96	Aggregate Securitization Value for Scheduled Terminated Units	95	1,548,623.50
97	Less: Aggregate Sales Proceeds and Other Collections for Current Month Scheduled Terminated Units		(1,636,309.66)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		2,760.00
99	Less: Excess Wear and Tear Received		(9,856.16)
100	Less: Excess Mileage Received		(28,794.65)

101	Current Period Net Residual Losses/(Gains)	95	(123,576.97)

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses	45	(112,095.99)
104	Current Period Net Residual Losses (Item 101)	95	(123,576.97)

105	Ending Cumulative Net Residual Losses	140	(235,672.96)

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.01%

G.	POOL STATISTICS
107	Collateral Pool Balance Data			Initial	Current
108	Aggregate Securitization Value			1,768,948,826	1,594,952,666
109	Aggregate Base Residual Value			1,179,997,811	1,126,795,594
110	Number of Current Contracts			68,943	65,699
111	Weighted Average Lease Rate			2.78%	2.71%
112	Average Remaining Term			29.3	23.5
113	Average Original Term			39.2	39.2
114	Proportion of Base Prepayment Assumption Realized				185.27%
115	Actual Monthly Prepayment Speed				1.05%
116	Turn-in Ratio on Scheduled Terminations				88.42%

		Sales Proceeds	Units	Book Amount	Securitization Value
117	Pool Balance - Beginning of Period		66,713	1,832,859,070	1,640,162,723
118	Depreciation/Payments			(24,994,755)	(23,261,519)
119	Gross Credit Losses		(23)	(534,749)	(494,379)
120	Early Terminations - Regular		(767)	(20,218,830)	(18,378,727)
121	Early Terminations - Lease Pull Aheads		(129)	(1,708,187)	(1,526,808)
122	Scheduled Terminations - Purchased by Customer	190,028	(11)	(190,570)	(185,950)
123	Scheduled Terminations - Sold at Auction	113,176	(8)	(123,134)	(113,018)
124	Scheduled Terminations - Purchased by Dealer	1,321,688	(76)	(1,315,442)	(1,249,656)

125	Pool Balance - End of Period		65,699	1,783,773,402	1,594,952,666

126	Delinquencies Aging Profile - End of Period		Units	Securitization Value	Percentage
127	Current		65,379	1,587,682,169.52	99.54%
128	31 - 90 Days Delinquent		285	6,351,088.16	0.40%
129	91+ Days Delinquent		35	919,408.69	0.06%

130	Total		65,699	1,594,952,666.37	100.00%

Volkswagen Auto Lease Trust 2014-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 05-31-2014	PAGE 4

131	Credit Losses:	Units	Amounts
132	Aggregate Securitization Value on charged-off units	23	494,379
133	Aggregate Liquidation Proceeds on charged-off units		(266,142)
134	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations		—
135	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations		—
136	Recoveries on charged-off units		(558)

137	Current Period Aggregate Net Credit Losses/(Gains)	23	227,680

138	Cumulative Net Credit Losses:
139	Beginning Cumulative Net Credit Losses	17	164,183
140	Current Period Net Credit Losses (Item 137)	23	227,680

141	Ending Cumulative Net Credit Losses	40	391,863

142	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.02%

142	Aging of Scheduled Maturies Not Sold		Units
143	0 - 60 Days since Contract Maturity		28
144	61 - 120 Days since Contract Maturity		—
145	121+ Days since Contract Maturity		—

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2014-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 05-31-2014	PAGE 5

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction (1)
07/20/2014	23,056,081
08/20/2014	31,120,396
09/20/2014	35,328,109
10/20/2014	35,023,479
11/20/2014	33,679,262
12/20/2014	34,136,864
01/20/2015	36,556,158
02/20/2015	31,556,827
03/20/2015	30,610,360
04/20/2015	33,100,427
05/20/2015	35,206,771
06/20/2015	38,530,410
07/20/2015	39,497,520
08/20/2015	48,162,824
09/20/2015	53,786,192
10/20/2015	61,597,871
11/20/2015	63,365,419
12/20/2015	53,708,699
01/20/2016	54,729,905
02/20/2016	33,259,441
03/20/2016	37,953,867
04/20/2016	62,231,326
05/20/2016	66,375,637
06/20/2016	65,911,166
07/20/2016	63,199,770
08/20/2016	68,438,688
09/20/2016	59,473,094
10/20/2016	67,074,825
11/20/2016	66,117,149
12/20/2016	61,261,886
01/20/2017	23,409,573
02/20/2017	12,234,331
03/20/2017	10,142,379
04/20/2017	25,811,041
05/20/2017	28,269,628
06/20/2017	25,521,203
07/20/2017	16,889,555
08/20/2017	8,717,383
09/20/2017	6,518,976
10/20/2017	6,075,420
11/20/2017	4,889,656
12/20/2017	2,334,727
01/20/2018	88,370

Total:	1,594,952,666

Volkswagen Auto Lease Trust 2014-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 05-31-14	PAGE 6

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a) each collection period is a calendar month rather than a fiscal month,

(b) timely receipt of all monthly rental payments and sales proceeds,

(c) no credit or residual losses and

(d) no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month